Investments: - Gross realized gains, losses and proceeds from sales of securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments:
Gross realized gains	$ 14,268	$ 35,523	$ 19,934
Gross realized losses	(19,139)	(16,909)	(20,030)
Proceeds from sales	$ 626,612	$ 521,345	$ 439,540